FEDERATED MANAGED POOL SERIES

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 1, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED MANAGED POOL SERIES
Federated International Bond Strategy Portfolio (the “Fund”)
1933 Act File No. 333-128884
1940 Act File No. 811-21822

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated January 31, 2010, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 12 on January 29, 2010.

If you have any questions regarding this certification, please contact me at (412) 288-8260.

Very truly yours,

/s/ Gail C. Jones
Gail C. Jones
Assistant Secretary